Segments - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of operating segments | Segment			2		2
Depreciation and amortization | $	$ 46,100	$ 44,100	$ 136,414	$ 129,913	$ 174,463	$ 160,045